Ldk Solar Co., Ltd. (Parent Company)	12 Months Ended
Dec. 31, 2013
Ldk Solar Co., Ltd. (Parent Company)
(28)	LDK SOLAR CO., LTD. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the year ended December 31, 2013, US$ nil (2012: US$ nil; 2011: US$17,505) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserve amounting to US$ 1,523,098 as of December 31, 2013 (2012: US$1,523,098).

The following presents condensed unconsolidated financial information of the Parent Company only.

Condensed Balance Sheets

	December 31, 2012	December 31, 2013
Cash and cash equivalents	18	32
Due from other affiliates	19,561	0
Due from subsidiaries	142,408	45,759
Other receivables	250	866
Investment in subsidiaries	439,996	0
Dividend receivable	81,257	0
Debt issuance costs	2,750	374

Total assets	686,240	47,031

Accrued expenses and other payables	12,418	51,011
Borrowings	36,128	32,117
Convertible senior notes	23,779	1,616
RMB-denominated US$-settled senior notes	259,513	267,601
Guarantee obligation of a subsidiary’s redeemable preferred shares	0	387,816
Financial support guarantee obligation to a subsidiary	0	27,444
Due to subsidiaries	836,955	764,603
Due to other affiliates	0	21,871
Deferred revenue	1,793	1,480

Total liabilities	1,170,586	1,555,559

Ordinary shares	15,883	20,114
Additional paid-in capital	779,757	833,464
Accumulated other comprehensive income	212,715	216,883
Accumulated deficit	(1,492,701)	(2,578,989)

Total equity	(484,346)	(1,508,528)

Total liabilities and equity	686,240	47,031

Condensed Statements of operations

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Revenue	4,534	0	0
General and administrative expenses	(13,667)	(4,910)	(98,651)
Provision for financial support guarantee to a subsidiary	0	0	(27,444)
Provision for guarantee obligation of a subsidiary’s redeemable preferred shares	0	0	(387,816)
Interest income	65	0	0
Interest expense and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(30,508)	(31,758)	(31,204)
Foreign currency exchange loss, net	(10,871)	(692)	(8,569)
Others	4,836	0	124

Loss before income tax and equity in loss from subsidiaries	(45,611)	(37,360)	(553,560)
Equity in loss from subsidiaries	(609,848)	(1,087,595)	(532,728)
Income tax expense	0	0	0

Net loss	(655,459)	(1,124,955)	(1,086,288)

Condensed Statements of Cash Flows

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year ended December 31, 2013
Cash flows from operating activities
Net loss	(655,459)	(1,124,955)	(1,086,288)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful recovery of amount due from subsidiaries and other affiliates	0	0	63,326
Amortization of convertible senior notes issuance costs and debt discount	5,456	2,950	2,499
Provision for financial support guarantee to a subsidiary	0	0	27,444
Provision for guarantee obligation of a subsidiary’s redeemable preferred shares	0	0	387,816
Equity in loss from subsidiaries	609,848	1,087,595	532,728
Compensation revenue	(4,534)	0	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	(125)
Others	0	629	7,979
Changes in operating assets/liabilities:
Due from subsidiaries	(53,515)	(35,794)	(32,696)
Due from an affiliate	(25,775)	0	0
Due to subsidiaries	47,223	35,617	34,442
Other assets/liabilities	6,895	(1,246)	(273)
Accrued expenses and other payables	0	0	38,673

Net cash used in operating activities	(74,692)	(35,204)	(24,475)

Cash flows from investing activities
Investment in subsidiaries	(377,015)	0	0

Net cash used in investing activities	(377,015)	0	0

Cash flows from financing activities
Proceeds from related party borrowings	447,286	0	0
Proceeds from bank borrowings	29,800	12,568	0
Payment of bank borrowings	0	(6,240)	(14,586)
Proceeds from issuance of ordinary shares	167,329	21,765	0
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(5,749)	0	0
Payment of repurchase of ordinary shares	(110,559)	0	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	258,657	0	0
Proceeds from private placements of ordinary shares	25,790	0	50,260
Payment for repurchase of RMB-denominated US$-settled senior notes	(8,223)	0	0
Payment of partial settlement of convertible senior notes	(364,765)	0	(11,185)

Net cash provided by financing activities	439,566	28,093	24,489

Effect of foreign currency exchange rate changes on cash and cash equivalents	10,614	0	0
Net increase (decrease) in cash and cash equivalents	(1,527)	(7,111)	14
Cash and cash equivalents at beginning of year	8,656	7,129	18

Cash and cash equivalents at end of year	7,129	18	32